GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement of IFRS Compliance [Abstract]
Trade accounts receivable
Trade accounts receivable are initially recognised at fair value and subsequently measured at amortised cost less provision for impairment. Typically, accounts receivable have terms of 30 to 60 days and do not bear interest. The Group applies an expected credit loss reserve methodology to assess possible impairments. Balances are considered for impairment on an individual basis rather than by reference to the extent that they become overdue. The Group considers factors such as delinquency in payment, financial difficulties, payment history of the debtor as well as certain forward-looking macroeconomic indicators. The carrying amount of trade accounts receivable is reduced through the use of an allowance account and the amount of the loss is recognised in the consolidated income statement. Credit insurance on a portion of the accounts receivable balance is also carried.

Property, plant and equipment
Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land is not depreciated, as it is considered to have an indefinite life.

Intangible assets and goodwill
Intangible assets with indefinite lives
Intangible assets with indefinite lives acquired through business combination transactions are measured at fair value at the date of acquisition. These assets are not subject to amortisation but are tested for impairment annually at the CGU level or more frequently if facts and circumstances indicate an impairment may exist. In addition to the annual impairment test, the assessment of indefinite lives is also reviewed annually.
Franchise intangible assets
The Group’s bottling agreements contain performance requirements and convey the rights to distribute and sell products within specified territories. The Group’s agreements with TCCC for each of its territories have terms of 10 years and expire on 28 May 2026, with each containing the right for the Group to request a 10 year renewal. While these agreements contain no automatic right of renewal beyond that date, the Group believes that its interdependent relationship with TCCC and the substantial cost and disruption to TCCC that would be caused by non-renewal ensure that these agreements will continue to be renewed and, therefore, are essentially perpetual. The Group has never had a bottling agreement with TCCC terminated due to non-performance of the terms of the agreement or due to a decision by TCCC to terminate an agreement at the expiration of a term. After evaluating the contractual provisions of bottling agreements, the Group’s mutually beneficial relationship with TCCC and history of renewals, indefinite lives have been assigned to all of the Group’s franchise intangible assets.
Goodwill
Goodwill is initially measured as the excess of the total consideration transferred over the amount recognised for net identifiable assets acquired and liabilities assumed in a business combination. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the gain is recognised in the consolidated income statement as a bargain purchase. Goodwill is not subject to amortisation. It is tested annually for impairment at the CGU level or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill acquired in a business combination is allocated to the CGU that is expected to benefit from the synergies of the combination irrespective of whether a CGU is part of the business combination.
Intangible assets with finite lives
Intangible assets with finite lives are measured at cost of acquisition or production and are amortised using the straight-line method over their respective estimated useful lives. Finite lived intangible assets are assessed for impairment whenever there is an indication that they may be impaired. The amortisation period and method are reviewed annually.
Internally generated software
The Group capitalises certain development costs associated with internally developed software, including external direct costs of materials and services and payroll costs for employees devoting time to a software project and any such software acquired as part of a business combination. Development expenditure is recognised as an intangible asset only after its technical feasibility and commercial viability can be demonstrated. When capitalised software is not integral to related hardware it is treated as an intangible asset; otherwise it is included within property, plant and equipment. The estimated useful life of capitalised software is five to seven years. Amortisation expense for capitalised software is included within administrative expenses and was €44 million, €43 million and €38 million for the years ended 31 December 2019, 31 December  2018 and 31 December 2017, respectively.
Customer relationships
The Group acquired certain customer relationships in connection with the acquisitions of the Norway and Sweden bottling operations from TCCC in 2010 and the Merger with CCIP and CCEG in 2016. These customer relationships were recorded at their fair values on the date of acquisition, and they are amortised over an estimated economic life of 20 years. The fair values were determined using a “with and without” valuation technique, which compares the revenues with all assets of the business in place, to a “without” scenario, which assumes the customer relationship asset and related revenues do not exist and must be rebuilt over time.

Trade and other payables
Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the reporting period, which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method. Trade payables are non-interest bearing and are normally settled between 30 to 60 days.

Fair values
Fair value measurements
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy. This is described as one of the following, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

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Level 2 - Observable inputs other than quoted prices included in Level 1. The Group values assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data.

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Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The fair values of the Group’s cash and cash equivalents, trade accounts receivable, amounts receivable from related parties, trade and other payables and amounts payable to related parties approximate their carrying amounts due to their short-term nature.
The fair values of the Group’s borrowings are estimated based on borrowings with similar maturities and credit quality and current market interest rates. These are categorised within Level 2 of the fair value hierarchy as the Group uses certain pricing models and quoted prices for similar liabilities in active markets in assessing their fair values.

Basis of preparation
Basis of preparation
These consolidated financial statements reflect the following:

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They have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the European Union and in accordance with the provisions of the UK Companies Act 2006 (the Companies Act). There are no differences between IFRS as adopted by the European Union and IFRS as issued by the IASB that have an impact for the years presented.

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They have been prepared under the historical cost convention, except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods, except for the adoption of new standards and amendments as of 1 January 2019, as described below under Accounting Policies.

•	They are presented in euros, which is also the Parent Company’s functional currency and all values are rounded to the nearest € million except where otherwise indicated.

Basis of consolidation
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ended 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated on consolidation.

Foreign currency
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.

Function currency
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.

Reporting periods
Reporting periods
In these consolidated financial statements, the Group is reporting the financial results for the years ended 31 December 2019, 31 December 2018 and 31 December 2017.
Sales of the Group’s products are seasonal, with the second and third quarters accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year. Additionally, year over year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half yearly basis.

Earnings per share
Basic earnings per share is calculated by dividing profit after taxes by the weighted average number of Shares in issue and outstanding during the period. Diluted earnings per share is calculated in a similar manner, but includes the effect of dilutive securities, principally share options, restricted stock units and performance share units. Share‑based payment awards that are contingently issuable upon the achievement of specified market and/or performance conditions are included in the diluted earnings per share calculation based on the number of Shares that would be issuable if the end of the period was the end of the contingency period.

Intangible assets and goodwill
Inventories are valued at the lower of cost or net realisable value and cost is determined using the first-in, first-out (FIFO) method. Inventories consist of raw materials, supplies (primarily including concentrate, other ingredients and packaging) and finished goods, which also include direct labour, indirect production and overhead costs. Cost includes all costs incurred to bring inventories to their present location and condition. Spare parts are recorded as assets at the time of purchase and are expensed as utilised. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to complete and sell the inventory.

New accounting standards
IFRS 16, “Leases”
On 1 January 2019, the Group adopted IFRS 16, “Leases” on a modified retrospective basis from 1 January 2019. The Group has not restated its 2018 financial statements as permitted under the specific transitional provisions in the standard. The impact from the new leasing standard is therefore recognised in the opening balance sheet on 1 January 2019. The adoption of IFRS 16 had a de minimis impact on the Group’s profit before tax for the year ended 31 December 2019.
Prior to the adoption of IFRS 16, the Group classified and accounted for each of its leases (as lessee) as either a finance lease or an operating lease under the principles of IAS 17, “Leases”. Finance leases were capitalised at the commencement of the lease at the inception date fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Lease payments were apportioned between interest and reduction of the lease liability. For operating leases, the leased asset was not capitalised and the lease payments were recognised as rent expense in the consolidated income statement on a straight-line basis over the lease term.
The objective of IFRS 16 is to ensure a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. The lease liability was initially measured at the present value of lease payments, discounted using the Group’s incremental borrowing rate (IBR). The weighted average incremental borrowing rate applied to the lease liabilities on 1 January 2019 was 1.30%. The lease term comprises the non-cancellable period of the contract, together with periods covered by an option to extend the lease whenever the Group is reasonably certain to exercise that option. Subsequently, the lease liability is measured by increasing the carrying amount to reflect interest on the lease liability and reducing it by lease payments made.
In adopting IFRS 16, “Leases”, the following expedients were applied:

•	The right of use asset is measured at the value of the lease liability, adjusted for any prepaid or accrued lease payments.

•	A single discount rate is applied to a portfolio of leases with reasonably similar characteristics.

•	On adoption, the Group used hindsight in determining lease term.

•	Short-term lease exemption was applied to machinery and equipment and IT asset classes for leases expiring within 12 months of 1 January 2019.
Reliance on previous assessments on whether leases were onerous immediately before the date of initial application.
The Group does not separate lease from non-lease components for each of its lease categories, except for property leases. For property leases, only base rent is included in the calculation of the right of use asset. All low value leases with total minimum lease payments under €5,000 are expensed on a straight-line basis. The assessment of low value for a leased asset is made on the basis of the value of an asset when it is (or was) new, regardless of whether the actual asset being leased is new.
For leases previously classified as finance leases, the Group recognised the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right of use asset and the lease liability at the date of adoption. The measurement principles of IFRS 16 are only applied after that date. This resulted in measurement adjustments of €6 million relating to non-lease components of finance leases that were included in the lease liability calculation for certain asset classes. The remeasurements to lease liabilities were recognised as adjustments to the related right of use assets immediately after the date of initial application.
Lease liabilities are included within Borrowings in our consolidated statement of financial position. The following tables summarise the reconciliation of the opening lease liability position under IFRS 16:

Total
Operating lease commitments disclosed as at 31 December 2018 (undiscounted)	€ million
Within one year	94
After one year, but not more than five years	169
More than five years	37
Total minimum lease payments	300

Total
€ million
Total minimum lease payments (discounted)	290
(Less): short-term and low value leases recognised on a straight-line basis as expense	(5)
Add: adjustments as a result of a different treatment of extension and termination options	32
(Less): non-lease components for property leases	(5)
Add: non-lease components for vehicle leases and other	10
Lease operating liability recognised as at 1 January 2019	322
Add: finance lease liabilities recognised as at 31 December 2018	75
Total lease liability recognised as at 1 January 2019	397

Right of use assets are included within property, plant and equipment and were initially measured at cost, comprising the initial measurement of the lease liability, plus any direct costs and an estimate of asset retirement obligations, less lease incentives. Subsequently, right of use assets are measured at cost, less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated on a straight-line basis over the term of the lease.
The recognised right of use assets within property, plant and equipment, and related lease liability amounts recognised as at the adoption date relate to the following asset types:

	Lease liability	Right of use asset
Right of use asset category	€ million	€ million
Buildings	212	208
Furniture and office equipment	35	35
Machinery and equipment	5	5
Vehicles	145	145
Total	397	393
The Group’s activities as a lessor are not material and hence the Group determines there is no significant impact on its consolidated financial statements.
There is no impact on overall cash flows of the Group from the adoption of IFRS 16. However, cash outflows for lease payments are now included within cash flows used in financing activities, within payments of principal on lease obligations. Prior to adoption, cash flows relating to operating leases were included within cash flows from operating activities, and only finance leases cash flows were classified as financing activities. For consistent presentation, within financing activities, the amounts in 2018 and 2017 relating to payments of principal on finance leases are presented within payments of principal on lease obligations, in line with current year classification.
Extension and termination options
Extension and termination options are included in a number of property and equipment leases across the Group. These terms are used to maximise operational flexibility in terms of managing contracts. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor.
In determining the lease term, the Group considers all facts and circumstances associated with exercising an extension or termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee. As at 31 December 2019 the total value of lease extension and termination options was €34 million.
IFRIC Interpretation 23, “Uncertainty over Income Tax Treatment” (IFRIC 23)
IFRIC 23 addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and is effective for annual reporting periods beginning on or after 1 January 2019. An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The Group presents its uncertain tax positions within Non-current tax liabilities and Current tax liabilities.
The adoption of IFRIC 23 did not have a material impact on the measurement of the Group’s uncertain tax positions. Refer to Note 20 for further details regarding tax provisions.
Amendments to IAS 19, “Plan Amendment, Curtailment or Settlement” (IAS 19)
The amendments to IAS 19, which are applicable from 1 January 2019, specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

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Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event.

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Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event and the discount rate used to remeasure that net defined benefit liability (asset).

The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognised in the consolidated income statement. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognised in other comprehensive income.
The amendments to IAS 19 did not have a material impact on the consolidated financial statements.
Annual improvements 2015-2017 cycle (issued in December 2017)
The improvements applicable to the Group include:
IAS 12, “Income Taxes”
The amendments, effective 1 January 2019, clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognises the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognised those past transactions or events.
Since the Group’s current practice is in line with these amendments, the Group did not record any effect on its consolidated financial statements.
IAS 23, “Borrowing Costs”
The amendments, effective 1 January 2019, clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete. Since the Group’s current practice is in line with these amendments, the Group did not record any effect on its consolidated financial statements.